AETNA GENERATION PORTFOLIOS, INC.

                                 AETNA ASCENT VP

                               AETNA CROSSROADS VP

                                 AETNA LEGACY VP



                         AETNA VARIABLE PORTFOLIOS, INC.

                                 AETNA GROWTH VP

                          AETNA INDEX PLUS LARGE CAP VP

                           AETNA INDEX PLUS MID CAP VP

                          AETNA INDEX PLUS SMALL CAP VP

                             AETNA INTERNATIONAL VP

                             AETNA SMALL COMPANY VP

                               AETNA TECHNOLOGY VP

                           AETNA VALUE OPPORTUNITY VP



                        (COLLECTIVELY, THE "AETNA FUNDS")



                        Supplement dated January 2, 2002

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE AETNA GENERATION PORTFOLIOS, INC. CLASS R AND CLASS S PROSPECTUSES DATED MAY 1, 2001 AND NOVEMBER 15, 2001, RESPECTIVELY, AND THE AETNA VARIABLE PORTFOLIOS, INC. CLASS R AND CLASS S PROSPECTUSES DATED MAY 1, 2001 AND JULY 16, 2001, RESPECTIVELY.

In December, 2000, ING Groep N.V. ("ING") acquired Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to the Aetna Funds (the series of each of which are referred to herein as the "Funds"). ING has embarked upon a plan to integrate the operations of various mutual fund groups managed by its subsidiaries. In this regard, on December 12, 2001, the Boards of Directors of the Aetna Funds (the "Boards") approved several measures proposed by ING to integrate the Aetna Funds with a group of mutual funds currently called the Pilgrim Funds, which are advised by ING Pilgrim Investments, LLC ("ING Investments"), another subsidiary of ING. Effective March 1, 2002, the name of ING Pilgrim Investments, LLC will change to ING Investments, LLC.

As part of this integration, the Boards have called a meeting of shareholders of the Funds to be held on February 20, 2002. At this meeting, shareholders of the Funds will be asked to approve certain proposals in connection with the integration, as described below. Shareholders who owned shares of any of the Funds as of the close of business on December 12, 2001 are eligible to vote on these proposals, and will receive a proxy statement discussing the proposals in detail. If the proposals are approved by shareholders, each proposal will be implemented on the date set forth below.

---------------------------------------- -------------------------------------- --------------------------------------
PROPOSAL                                 AFFECTED FUNDS                         EFFECTIVE DATE IF APPROVED

---------------------------------------- -------------------------------------- --------------------------------------
Approval of a new Investment             All Funds                              March 1, 2002
Management Agreement between each Fund
and ING Investments

---------------------------------------- -------------------------------------- --------------------------------------
Approval of new Sub-advisory             All Funds except Aetna Technology VP   March 1, 2002
Agreements between ING Investments and
Aeltus

---------------------------------------- -------------------------------------- --------------------------------------
Approval of a new Sub-advisory           Aetna Technology VP                    March 1, 2002
Agreement between ING Investments and
Elijah Asset Management, LLC ("Elijah")

---------------------------------------- -------------------------------------- --------------------------------------

If the proposals set forth above are approved by shareholders, effective March 1, 2002 ING Investments will become the investment advisor to the Funds, and Aeltus will become the investment sub-advisor to the Funds, except for Aetna Technology VP, for which Elijah will remain the sub-advisor. These changes will generally not result in a change in the actual portfolio management personnel who manage your Fund. While Aeltus would become the sub-advisor rather than the advisor to the Funds (except Aetna Technology VP), Aeltus will continue to have responsibility for day-to-day portfolio management of the Funds (except Aetna Technology VP) and Elijah will continue to have responsibility for the day-to-day management of Aetna Technology VP.

The advisory fees paid by your Fund will not change. The annual advisory fees paid by each Fund will be the same as under the current investment advisory agreements. Subject to the approval by shareholders of the proposals described above, effective March 1, 2002, each Fund would pay the advisory fee to ING Investments, rather than to Aeltus. ING Investments would pay Aeltus or Elijah, as applicable, a sub-advisory fee as set forth in the proxy statement and in the statement of additional information. The sub-advisory fee paid to Elijah will not change.

ING Investments would enter into expense limitation agreements that would limit the expenses of each of the Funds that are currently subject to expense limitation arrangements ("Subsidized Funds"). The expense limits under the new agreements would be at the same level as is now in effect.

The new expense limitation agreements would become effective on March 1, 2002, subject to shareholder approval of the proposals set forth above. ING Investments would be responsible for the cost of the ordinary expenses of the Subsidized Funds that exceed the expense limits, and would be entitled to receive any potential recoupment, as described below. ING Investments would waive its fees or assume other expenses so that the total annual ordinary operating expenses of the Subsidized Funds currently subject to expense limitation agreements do not exceed the present expense limitations, excluding interest, taxes, brokerage commissions and other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel or other persons or services retained by the members of the Boards who are not "interested persons" of ING Investments or its affiliates, as defined in the Investment Company Act of 1940, as amended ("Independent Directors").

Under the proposed new expense limitation agreements, unlike those currently in place, extraordinary expenses and the expenses of counsel to the Independent Directors are not covered in the expenses that the advisor would bear if expenses exceed the prescribed limits. In addition, under the new expense limitation agreements, unlike those currently in place, each Fund will, within three years of any waiver or expense assumption by ING Investments, reimburse ING Investments for management fees waived and other expenses assumed, but only if, after such reimbursement, the Fund's expense ratio does not exceed the prescribed percentage limitation.

If any measure is not approved by shareholders, Aeltus may continue to serve as the investment advisor, or alternatively, ING Investments may nonetheless serve as investment advisor to that Fund at the lesser of the fees that would be paid under the proposed management agreement or ING Investment's cost to render services to the Fund, until such time as the Boards determine an appropriate course of action.

ADDITIONAL PROPOSALS

At the meeting, shareholders of the Aetna Funds will also be asked to approve revisions to the Funds' Articles of Incorporation to add flexibility, clarify existing provisions, and to promote consistency among the charters for the various registered investment companies currently advised by Aeltus. If the proposal is approved by shareholders, the proposal will be implemented on May 1, 2002.

ADDITIONAL INTEGRATION RELATED MEASURES

The Boards have also approved the following measures related to the integration efforts that do not require shareholder approval. These measures will be implemented on the dates set forth below.

---------------------------------------- -------------------------------------- --------------------------------------
MEASURES APPROVED BY THE BOARDS          AFFECTED FUNDS                         EFFECTIVE DATE

---------------------------------------- -------------------------------------- --------------------------------------
Appointing ING Pilgrim Securities,       All Funds                              January 2, 2002
Inc. as the distributor of the Funds
(effective March 1, 2002, the name of
ING Pilgrim Securities, Inc. will
change to ING Funds Distributor, Inc.)

---------------------------------------- -------------------------------------- --------------------------------------
Appointing ING Pilgrim Group, LLC as     All Funds                              April 1, 2002
the administrator to the Funds

---------------------------------------- -------------------------------------- --------------------------------------
Changing the custody and fund            All Funds                              April 1, 2002
accounting arrangements to integrate
the "back office" or operational
aspects of the Aetna Funds and the
Pilgrim Funds.

---------------------------------------- -------------------------------------- --------------------------------------

As of May 1, 2002, the Aetna Funds and the Pilgrim Funds will be called "ING Funds." The following chart describes how the name of each of the Funds will change effective May 1, 2002:

------------------------------------ -------------------------------------------
CURRENT FUND NAME                    NEW FUND NAME

------------------------------------ -------------------------------------------
Aetna Ascent VP                      ING VP Ascent Portfolio
------------------------------------ -------------------------------------------
Aetna Crossroads VP                  ING VP Crossroads Portfolio
------------------------------------ -------------------------------------------
Aetna Growth VP                      ING VP Growth Portfolio
------------------------------------ -------------------------------------------
Aetna Index Plus Large Cap VP        ING VP Index Plus LargeCap Portfolio
------------------------------------ -------------------------------------------
Aetna Index Plus Mid Cap VP          ING VP Index Plus MidCap Portfolio
------------------------------------ -------------------------------------------
Aetna Index Plus Small Cap VP        ING VP Index Plus SmallCap Portfolio
------------------------------------ -------------------------------------------
Aetna International VP               ING VP International Equity Portfolio
------------------------------------ -------------------------------------------
Aetna Legacy VP                      ING VP Legacy Portfolio
------------------------------------ -------------------------------------------
Aetna Small Company VP               ING VP Small Company Portfolio
------------------------------------ -------------------------------------------
Aetna Technology VP                  ING VP Technology Portfolio
------------------------------------ -------------------------------------------
Aetna Value Opportunity VP           ING VP Value Opportunity Portfolio
------------------------------------ -------------------------------------------

THE BOARDS OF THE AETNA FUNDS ARE SENDING THE PROXY STATEMENT TO ALL THOSE WHO WERE SHAREHOLDERS AS OF DECEMBER 12, 2001. PLEASE READ THE PROXY STATEMENT WHEN YOU RECEIVE IT. IT CONTAINS IMPORTANT INFORMATION CONCERNING THE AETNA FUNDS. YOU MAY ALSO OBTAIN THE PROXY STATEMENT FOR FREE FROM THE SECURITIES AND EXCHANGE COMMISSION'S INTERNET WEBSITE (WWW.SEC.GOV). COPIES OF THE FUNDS' ANNUAL REPORT FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000 AND SEMI-ANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 2001 HAVE PREVIOUSLY BEEN MAILED TO SHAREHOLDERS AND ARE AVAILABLE FREE OF CHARGE BY WRITING TO ING AETNA FINANCIAL SERVICES, 151 FARMINGTON AVENUE, HARTFORD, CONNECTICUT, 06156, ATTN: SHARON MCGARRY, TS41, OR BY CALLING 1-866-515-0313.

                        AETNA GENERATION PORTFOLIOS, INC.

                                 AETNA ASCENT VP

                               AETNA CROSSROADS VP

                                 AETNA LEGACY VP



                         AETNA VARIABLE PORTFOLIOS, INC.

                                 AETNA GROWTH VP

                          AETNA INDEX PLUS LARGE CAP VP

                           AETNA INDEX PLUS MID CAP VP

                          AETNA INDEX PLUS SMALL CAP VP

                             AETNA INTERNATIONAL VP

                             AETNA SMALL COMPANY VP

                               AETNA TECHNOLOGY VP

                           AETNA VALUE OPPORTUNITY VP



                        (COLLECTIVELY, THE "AETNA FUNDS")

                        Supplement dated January 2, 2002

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE AETNA GENERATION PORTFOLIOS, INC. CLASS R STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001, CLASS S STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 15, 2001 AND THE AETNA VARIABLE PORTFOLIOS, INC. CLASS R AND CLASS S STATEMENT OF ADDITIONAL INFORMATION DATED JULY 16, 2001. THIS SUPPLEMENT SHOULD BE READ WITH EACH STATEMENT OF ADDITIONAL INFORMATION AND THE SUPPLEMENT DATED JULY 30, 2001 TO THE AETNA GENERATION PORTFOLIOS, INC. CLASS R STATEMENT OF ADDITIONAL INFORMATION.

In December 2000, ING Groep N.V. ("ING") acquired Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to the Aetna Funds (the series of each of which are referred to herein as the "Funds"). ING has embarked upon a plan to integrate the operations of various mutual fund groups managed by its subsidiaries. In this regard, on December 12, 2001, the Boards of Directors of the Aetna Funds (the "Boards") approved several measures proposed by ING to integrate the Aetna Funds with a group of mutual funds currently called the Pilgrim Funds, which are advised by ING Pilgrim Investments, LLC ("ING Investments"), another subsidiary of ING. Effective March 1, 2002, the name of ING Pilgrim Investments, LLC will change to ING Investments, LLC.

As part of this integration, the Boards have called a meeting of shareholders of the Funds to be held on February 20, 2002. At this meeting, shareholders of the Funds will be asked to approve certain proposals in connection with the integration, as described below. Shareholders who owned shares of any of the Funds as of the close of business on December 12, 2001 are eligible to vote on these proposals, and will receive a proxy statement discussing the proposals in detail. If the proposals are approved by shareholders, each proposal will be implemented on the date set forth below.

---------------------------------------- -------------------------------------- --------------------------------------
PROPOSAL                                 AFFECTED FUNDS                         EFFECTIVE DATE IF APPROVED

---------------------------------------- -------------------------------------- --------------------------------------
Approval of a new Investment             All Funds                              March 1, 2002
Management Agreement between each Fund
and ING Investments

---------------------------------------- -------------------------------------- --------------------------------------
Approval of new Sub-advisory             All Funds except Aetna Technology VP   March 1, 2002
Agreements between ING Investments and
Aeltus

---------------------------------------- -------------------------------------- --------------------------------------
Approval of a new Sub-advisory           Aetna Technology VP                    March 1, 2002
Agreement between ING Investments and
Elijah Asset Management, LLC ("Elijah")

---------------------------------------- -------------------------------------- --------------------------------------


If the proposals set forth above are approved by shareholders, effective March 1, 2002, ING Investments will become the investment advisor to the Funds, and Aeltus will become the investment sub-advisor to the Funds, except for Aetna Technology VP, for which Elijah will remain the sub-advisor. These changes will generally not result in a change in the actual portfolio management personnel who manage your Fund. While Aeltus would become the sub-advisor rather than the advisor to the Funds (except Aetna Technology VP), Aeltus will continue to have responsibility for day-to-day portfolio management of the Funds (except Aetna Technology VP) and Elijah will continue to have responsibility for the day-to-day management of Aetna Technology VP.

The advisory fees paid by your Fund will not change. The annual advisory fees paid by each Fund will be the same as under the current investment advisory agreements. Subject to the approval by shareholders of the proposals described above, effective March 1, 2002, each Fund would pay the advisory fee to ING Investments, rather than to Aeltus. ING Investments would pay Aeltus or Elijah, as applicable, a sub-advisory fee as set forth in the proxy statement and in the statement of additional information. The sub-advisory fee paid to Elijah will not change. Aeltus will receive sub-advisory fees from ING Investments according to the following schedule:

          --------------------------------------- ---------------------
                            FUND                         PROPOSED
                                                    SUB-ADVISORY FEES*
          --------------------------------------- ---------------------
           Aetna Ascent VP                                0.270%
          --------------------------------------- ---------------------
           Aetna Crossroads VP                            0.270%
          -------------------------------------- ----------------------
           Aetna Growth VP                                0.270%
          --------------------------------------- ---------------------
           Aetna Index Plus Large Cap                     0.158%
          --------------------------------------- ---------------------

          --------------------------------------- ---------------------
                            FUND                         PROPOSED
                                                    SUB-ADVISORY FEES*
          --------------------------------------- ---------------------
           Aetna Index Plus Mid Cap                       0.180%
          --------------------------------------- ---------------------
           Aetna Index Plus Small Cap                     0.180%
          --------------------------------------- ---------------------
           Aetna International VP                         0.383%
          --------------------------------------- ---------------------
           Aetna Legacy VP                                0.270%
          --------------------------------------- ---------------------
           Aetna Small Company VP                         0.338%
          --------------------------------------- ---------------------
           Aetna Value Opportunity VP                     0.270%
          --------------------------------------- ---------------------
*As a percentage of average daily net assets

ING Investments would enter into expense limitation agreements that would limit the expenses of each of the Funds that are currently subject to expense limitation arrangements ("Subsidized Funds"). The expense limits under the new agreements would be at the same level as is now in effect.

The new expense limitation agreements would become effective on March 1, 2002, subject to shareholder approval of the proposals set forth above. ING Investments would be responsible for the cost of the ordinary expenses of the Subsidized Funds that exceed the expense limits, and would be entitled to receive any potential recoupment, as described below. ING Investments would waive its fees or assume other expenses so that the total annual ordinary operating expenses of the Subsidized Funds currently subject to expense limitation agreements do not exceed the present expense limitations, excluding interest, taxes, brokerage commissions and other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel or other persons or services retained by the members of the Boards who are not "interested persons" of ING Investments or its affiliates, as defined in the Investment Company Act of 1940, as amended ("Independent Directors").

Under the proposed new expense limitation agreements, unlike those currently in place, extraordinary expenses and the expenses of counsel to the Independent Directors are not covered in the expenses that the advisor would bear if expenses exceed the prescribed limits. In addition, under the new expense limitation agreements, unlike those currently in place, each Fund will, within three years of any waiver or expense assumption by ING Investments, reimburse ING Investments for management fees waived and other expenses assumed, but only if, after such reimbursement, the Fund's expense ratio does not exceed the prescribed percentage limitation.

If any of the proposals described above are not approved by shareholders, Aeltus may continue to serve as the investment advisor, or alternatively, ING Investments may nonetheless serve as investment advisor to that Fund at the lesser of the fees that would be paid under the proposed management agreement or ING Investment's cost to render services to the Fund, until such time as the Boards determine an appropriate course of action.

ADDITIONAL PROPOSALS

At the meeting, shareholders of the Aetna Funds will also be asked to approve revisions to the Funds' Articles of Incorporation to add flexibility, clarify existing provisions, and to promote consistency among the charters for the various registered investment companies currently advised by Aeltus. If the proposal is approved by shareholders, the proposal will be implemented on May 1, 2002.

ADDITIONAL INTEGRATION RELATED MEASURES

The Boards have also approved the following measures related to the integration efforts that do not require shareholder approval. These measures will be implemented on the dates set forth below.

---------------------------------------- -------------------------------------- --------------------------------------
MEASURES APPROVED BY THE BOARDS          AFFECTED FUNDS                         EFFECTIVE DATE

---------------------------------------- -------------------------------------- --------------------------------------
Appointing ING Pilgrim Securities,       All Funds                              January 2, 2002
Inc. as the distributor of the Funds
(effective March 1, 2002, the name of
ING Pilgrim Securities, Inc. will
change to ING Funds Distributor, Inc.)
---------------------------------------- -------------------------------------- --------------------------------------
Appointing ING Pilgrim Group, LLC        All Funds                              April 1, 2002
("IPG") as the administrator to the
Funds
---------------------------------------- -------------------------------------- --------------------------------------
Changing the custody and fund            All Funds                              April 1, 2002
accounting arrangements to integrate
the "back office" or operational
aspects of the Aetna Funds and the
Pilgrim Funds
---------------------------------------- -------------------------------------- --------------------------------------

In addition to providing investment advisory services, Aeltus also currently provides administrative services to the Funds pursuant to administrative agreements ("Current Administrative Agreements"). On December 12, 2001, the Boards, after giving due consideration to the benefits of combining the fund families, voted to approve a new administration agreement between each Fund and IPG ("New Administration Agreements").

The administrative services to be provided by IPG under the New Administration Agreements are substantially similar in all material respects to the administrative services provided by Aeltus pursuant to the Current Administrative Agreements, except that the administrator would be IPG and as explained below. In particular, the New Administration Agreements would require IPG to provide the following services, among others: (1) coordinate matters relating to the operation of the Funds between the various entities providing services for the Funds; (2) implement management and shareholder services designed to enhance the value or convenience of a Fund as an investment vehicle;
(3) respond to inquiries from
shareholders concerning, among other things, account information; (4) provide the Boards with the necessary information for its meetings; and (5) prepare regulatory filings and financial reporting documents.

Each New Administration Agreement provides that it may be terminated by the Fund at any time, by a majority of the respective Board on 60 days' written notice to IPG, or by IPG, at any time, upon 60 days' written notice to the Fund. Moreover, the New Administration Agreements provide that IPG is liable for damages, expenses, or losses incurred in connection with, any act or omission by reason of willful misfeasance, bad faith or negligence.

There are, however, some important differences between the New Administration Agreements and the Current Administrative Agreements. Most notably, under the Current Administrative Agreements, Aeltus, on behalf of the Funds, performs certain fund accounting services and is reimbursed by the Funds for the costs of performing them. The New Administration Agreements do not provide for fund accounting services. Instead, fund accounting services would be performed under separate agreements. In this regard, the Boards approved new agreements with State Street Bank and Trust Company ("State Street") for fund accounting and reduced the fee payable to IPG so that the rate of administrative fees will not increase. State Street will also provide custodial services. Shareholders are not being asked to vote on these agreements. In addition, Aeltus currently is entitled to receive an annual fee from each Fund of 0.075% of the average daily net assets up to $5 billion and 0.05% over $5 billion. The New Administration Agreements will entitle IPG to receive from each Fund a fee of 0.055% of the average daily net assets up to $5 billion and 0.03% over $5 billion, a reduction of 0.02%.

Effective April 1, 2002, State Street will serve as custodian to all Funds except Aetna International VP. Brown Brothers Harriman & Company will continue to serve as custodian for Aetna International VP.

The Boards have appointed additional officers of the Funds, to hold such office until the next annual meeting of the Boards or until a successor has been duly appointed and qualified. Effective March 1, 2002, the executive officers of the Funds will include:

------------------------------- ------------------ ------------------------------------------------------------------
NAME, ADDRESS AND AGE           POSITION(S) HELD   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                WITH FUND

------------------------------- ------------------ ------------------------------------------------------------------
James M. Hennessy               Chief Executive    President and Chief Executive Officer of each of the Pilgrim
7337 E. Doubletree Ranch Road   Officer and        Funds (since February 2001); Chief Operating Officer of each of
Scottsdale, Arizona  85258      Chief Operating    the Pilgrim Funds (since July 2000); Director, President and
Age 52                          Officer            Chief Operating Officer of ING Pilgrim Group, LLC, ING Pilgrim
                                                   Investments, LLC, ING Pilgrim Capital Corporation, LLC.
                                                   Director of ING Pilgrim Securities, Inc.  Mr. Hennessy has held various other executive positions with ING Pilgrim and the
                                                   Pilgrim Funds for more than the last 5 years.
------------------------------- ------------------ ------------------------------------------------------------------

------------------------------- ------------------ ------------------------------------------------------------------
Stanley D. Vyner                Executive Vice     Executive Vice President of most of the Pilgrim Funds (since
7337 E. Doubletree Ranch Road   President and      July 1996).  Formerly, President and Chief Executive Officer of
Scottsdale, Arizona  85258      Chief Investment   ING Pilgrim (August 1996 - August 2000).
Age 51                          Officer -
                                International
                                Equities.
------------------------------- ------------------ ------------------------------------------------------------------
Michael J. Roland               Senior Vice        Senior Vice President and Chief Financial Officer, ING Pilgrim
7337 E. Doubletree Ranch Road   President and      Group, LLC, ING Pilgrim and ING Pilgrim Securities, Inc. (since
Scottsdale, Arizona  85258      Principal          June 1998); Senior Vice President and Principal Financial
Age 43                          Financial Officer  Officer of most of the Pilgrim Funds.   He served in same
                                                   capacity from January 1995 - April 1997.  Formerly, Chief
                                                   Financial Officer of Endeavor Group (April 1997 to June 1998).
------------------------------- ------------------ ------------------------------------------------------------------
Robert S. Naka                  Senior Vice        Senior Vice President, ING Pilgrim (since November 1999) and ING
7337 E. Doubletree Ranch Road   President and      Pilgrim Group, LLC (since August 1999); Senior Vice President
Scottsdale, Arizona  85258      Assistant          and Assistant Secretary of each of the other Pilgrim Funds.
Age 38                          Secretary          Formerly Vice President, ING Pilgrim Investments, Inc. (April
                                                   1997 - October 1999), ING Pilgrim Group, Inc. (February 1997 -
                                                   August 1999) and Assistant Vice President, ING Pilgrim Group, Inc.
                                                   (August 1995 - February 1997).

------------------------------- ------------------ ------------------------------------------------------------------
Robin L. Ichilov                Vice President     Vice President, ING Pilgrim (since August 1997); Accounting
7337 E. Doubletree Ranch Road   and Treasurer      Manager (since November 1995); Vice President and Treasurer of
Scottsdale, Arizona  85258                         most of the Pilgrim Funds.
Age 44

------------------------------- ------------------ ------------------------------------------------------------------
Kimberly A. Anderson            Vice President     Vice President of ING Pilgrim Group, LLC (since January 2001)
7337 E. Doubletree Ranch Road   and Secretary      and Vice President and Secretary of each of the Pilgrim Funds
Scottsdale, Arizona  85258                         (since February 2001).  Formerly Assistant Vice President and
Age 37                                             Assistant Secretary of each of the Pilgrim Funds (August 1999 -
                                                   February 2001) and Assistant Vice President of ING Pilgrim
                                                   Group, Inc. (November 1999 - January 2001).  Ms. Anderson has
                                                   held various other positions with ING Pilgrim Group, Inc. for more than the last five years.
------------------------------- ------------------ ------------------------------------------------------------------

As of May 1, 2002, the Aetna Funds and the Pilgrim Funds will be called "ING Funds." The following chart describes how the name of each of the Funds will change effective May 1, 2002:

------------------------------------ -------------------------------------------
CURRENT FUND NAME                    NEW FUND NAME

------------------------------------ -------------------------------------------
Aetna Ascent VP                      ING VP Ascent Portfolio
------------------------------------ -------------------------------------------
Aetna Crossroads VP                  ING VP Crossroads Portfolio
------------------------------------ -------------------------------------------
Aetna Growth VP                      ING VP Growth Portfolio
------------------------------------ -------------------------------------------
Aetna Index Plus Large Cap VP        ING VP Index Plus LargeCap Portfolio
------------------------------------ -------------------------------------------
Aetna Index Plus Mid Cap VP          ING VP Index Plus MidCap Portfolio
------------------------------------ -------------------------------------------
Aetna Index Plus Small Cap VP        ING VP Index Plus SmallCap Portfolio
------------------------------------ -------------------------------------------
Aetna International VP               ING VP International Equity Portfolio
------------------------------------ -------------------------------------------
Aetna Legacy VP                      ING VP Legacy Portfolio
------------------------------------ -------------------------------------------
Aetna Small Company VP               ING VP Small Company Portfolio
------------------------------------ -------------------------------------------
Aetna Technology VP                  ING VP Technology Portfolio
------------------------------------ -------------------------------------------
Aetna Value Opportunity VP           ING VP Value Opportunity Portfolio
------------------------------------ -------------------------------------------


THE BOARDS OF THE AETNA FUNDS ARE SENDING THE PROXY STATEMENT TO ALL THOSE WHO WERE SHAREHOLDERS AS OF DECEMBER 12, 2001. PLEASE READ THE PROXY STATEMENT WHEN YOU RECEIVE IT. IT CONTAINS IMPORTANT INFORMATION CONCERNING THE FUNDS. YOU MAY ALSO OBTAIN THE PROXY STATEMENT FOR FREE FROM THE SECURITIES AND EXCHANGE COMMISSION'S INTERNET WEBSITE (WWW.SEC.GOV). COPIES OF THE FUNDS' ANNUAL REPORT FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000 AND SEMI-ANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 2001 HAVE PREVIOUSLY BEEN MAILED TO SHAREHOLDERS AND ARE AVAILABLE FREE OF CHARGE BY WRITING TO ING AETNA FINANCIAL SERVICES, 151 FARMINGTON AVENUE, HARTFORD, CONNECTICUT, 06156, ATTN: SHARON MCGARRY, TS41, OR BY CALLING 1-866-515-0313.